Restructuring - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 21, 2017
Restructuring Cost and Reserve [Line Items]
Restructuring costs incurred to date		$ 12,800		$ 12,800		$ 9,400
Decrease in number of employees (percent)		50.00%		50.00%					50.00%
Restructuring		$ 2,892	$ 1,992	$ 3,584	$ 3,480	4,030	$ 5,400	$ 0
Payments for restructuring				1,311		6,551
Restructuring accrual		$ 500		$ 500		400
Cash award						$ 800
Deferred compensation arrangement with individual, requisite service period (in months)						18 months
Options granted (in shares)		1,179,877	2,183,106		4,015,356	4,386,856
One-time Termination Benefits
Restructuring Cost and Reserve [Line Items]
Restructuring			$ 1,300		$ 2,300	$ 2,700
Special Termination Benefits
Restructuring Cost and Reserve [Line Items]
Restructuring			300		300	300
Fixed Asset Impairment
Restructuring Cost and Reserve [Line Items]
Restructuring			300		300	400
Legal Fees
Restructuring Cost and Reserve [Line Items]
Restructuring			$ 100			600
Employee Stock Option
Restructuring Cost and Reserve [Line Items]
Options granted (in shares)	143,000			1,179,877
Vesting period (in years)	2 years
December 2016 Restructuring Activities
Restructuring Cost and Reserve [Line Items]
Number of positions eliminated, percent							30.00%
Restructuring costs incurred to date		$ 6,900		$ 6,900		6,900
Decrease in number of employees (percent)							30.00%
Restructuring						6,900
Payments for restructuring						4,700
December 2016 Restructuring Activities | One-time Termination Benefits
Restructuring Cost and Reserve [Line Items]
Restructuring costs incurred to date						2,400
Restructuring						2,400
Payments for restructuring					$ 4,100
December 2016 Restructuring Activities | Special Termination Benefits
Restructuring Cost and Reserve [Line Items]
Restructuring costs incurred to date						1,700
Restructuring						1,700
December 2016 Restructuring Activities | Fixed Asset Impairment
Restructuring Cost and Reserve [Line Items]
Restructuring costs incurred to date						2,000
Restructuring						2,000
December 2016 Restructuring Activities | Legal Fees
Restructuring Cost and Reserve [Line Items]
Restructuring costs incurred to date						900
Restructuring						900
June 2017 Restructuring Activities
Restructuring Cost and Reserve [Line Items]
Restructuring costs incurred to date		$ 2,300		$ 2,300		2,300
Decrease in number of employees (percent)									50.00%
Restructuring						2,300
Payments for restructuring						1,900
June 2017 Restructuring Activities | One-time Termination Benefits
Restructuring Cost and Reserve [Line Items]
Restructuring						1,700
June 2017 Restructuring Activities | Special Termination Benefits
Restructuring Cost and Reserve [Line Items]
Restructuring						300
June 2017 Restructuring Activities | Fixed Asset Impairment
Restructuring Cost and Reserve [Line Items]
Restructuring						200
June 2017 Restructuring Activities | Legal Fees
Restructuring Cost and Reserve [Line Items]
Restructuring						100
January 2018 Restructuring Announcement
Restructuring Cost and Reserve [Line Items]
Restructuring costs incurred to date						$ 200